Financial instruments and related disclosures - Fair Values of Derivatives Held (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
Foreign Exchange Contracts [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	1,809,000,000
Foreign Exchange Contracts [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	7,316,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Interest rate swap contract [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	1,266,000,000	0
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Foreign Exchange Contracts [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	1,809,000,000	38,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Foreign Exchange Contracts [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	7,316,000,000	6,333,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cross currency swap [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	1,575,000,000	0
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	18,537,000,000	14,449,000,000